American Century Government Income Trust Summary Prospectus and Prospectus Supplement Ginnie Mae Fund Inflation-Adjusted Bond Fund
Supplement dated February 26, 2014 ¡ Summary Prospectuses and Prospectus dated August 1, 2013

The following is added to the Portfolio Managers section for Ginnie Mae on page 4 of the summary prospectus and on page 8 of the prospectus.

Portfolio Managers

Jesse Singh, CFA, Vice President and Portfolio Manager, has served on teams managing fixed-income investments for American Century Investments since joining the advisor in 2007.

The following is added to the Portfolio Managers section for Inflation-Adjusted Bond on page 4 of the summary prospectus and on page 16 of the prospectus.

Portfolio Managers

Miguel Castillo, Portfolio Manager, has served on teams managing fixed-income investments for American Century Investments since joining the advisor in 2008.

The following is added to The Fund Management Teams—Ginnie Mae section on page 27 of the prospectus.

Ginnie Mae

Jesse Singh

Mr. Singh, Vice President and Portfolio Manager, has served on teams managing fixed-income investments since joining the advisor in 2007 as a senior structured securities analyst. He was promoted to portfolio manager in 2011. He has a bachelor’s degree in economics from the University of California – Berkeley and an MBA from the Leonard N. Stern School of Business at New York University. He is a CFA charterholder and a member of the CFA Institute.

The following is added to The Fund Management Teams—Inflation-Adjusted Bond section on page 28 of the prospectus.

Inflation-Adjusted Bond

Miguel Castillo

Mr. Castillo, Portfolio Manager, has served on teams managing fixed-income investments since joining the advisor in 2008 as a senior fixed income trader. He was promoted to portfolio manager in 2014. He has a bachelor’s degree in banking and finance from Escuela Bancaria Y Comercial, Mexico City, and an MBA from the University of Minnesota.

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